Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Sales	$ 783			$ 849			$ 2,106	$ 3,080	$ 10,798	$ 14,327
Net sales	760			806			1,977	2,939
Cost of sales	560			638			1,476	1,940	9,438	11,442
Gross profit	200			168			501	999	1,061	2,441
Total operating expenses	652			475			1,847	2,470	5,881	9,090
Net loss	(1,359)	$ (1,488)	$ (1,293)	(2,156)	$ (1,643)	$ (1,598)	(4,140)	(5,397)	(7,535)	(16,266)
Depreciation and amortization							99	114	1,356	1,520
(Gain) loss on disposal of property and equipment	1						1	(3)	364	(58)
Loss on debt to equity conversion				$ 1,321				1,321	1,321
Craft C+P [Member]
Segment Reporting Information [Line Items]
Sales									6,817	5,626
Net sales									6,712	5,526
Cost of sales									6,829	6,341
Gross profit									(117)	(815)
Total operating expenses									2,637	3,494
Net loss									$ (2,749)	$ (4,249)
[custom:GrossMarginPercentage]									(2.00%)	(15.00%)
Interest expense									$ 12	$ 44
Depreciation and amortization									1,207	1,359
(Gain) loss on disposal of property and equipment									(367)	65
Stock compensation										338
Spirits [Member]
Segment Reporting Information [Line Items]
Sales									3,981	8,701
Net sales									3,787	8,357
Cost of sales									2,609	5,101
Gross profit									1,178	3,256
Total operating expenses									1,476	2,532
Net loss									$ (601)	$ (6,781)
[custom:GrossMarginPercentage]									31.00%	39.00%
Depreciation and amortization									$ 149	$ 161
(Gain) loss on disposal of property and equipment									3	(7)
Impairment loss									364	7,453
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total operating expenses							1,149	1,287	1,768	3,064
Net loss							(2,112)	(3,455)	(4,185)	(5,236)
Interest expense							965	850	1,096	2,172
Stock compensation								98	246	325
Loss on debt to equity conversion									$ 1,321
Bridgetown Spirits Corp [Member]
Segment Reporting Information [Line Items]
Sales							2,106	3,080
Net sales							1,977	2,939
Cost of sales							1,476	1,940
Gross profit							501	999
Total operating expenses							698	1,183
Net loss							$ (162)	$ (130)
[custom:GrossMarginPercentage]							25.00%	34.00%
Depreciation and amortization							$ 99	$ 114